owners' equity (Tables)	12 Months Ended
Dec. 31, 2023
owners' equity
Schedule of authorized share capital

As at December 31	2023		2022
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of changes in interests and amounts

	Economic interest [1]		Voting interest [1]
Years ended December 31	2023	2022	2023	2022
Interest in TELUS International (Cda) Inc., beginning of period	56.6%	55.1%	72.4%	70.9%
Effect of
Issue of TELUS International (Cda) Inc. subordinate voting shares as consideration in business acquisition (Note 18(b))	(1.4)	—	(0.2)	—
TELUS Corporation acquisition of shares from non-controlling interests [2]	0.9	1.6	1.2	1.5
Share-based compensation and other	(0.1)	(0.1)	—	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	12.0	—
Interest in TELUS International (Cda) Inc., end of period	56.0%	56.6%	85.4%	72.4%

1	Due to the voting rights associated with the multiple voting shares held by TELUS Corporation, our economic and voting interests differ.
2	Acquisition of shares from non-controlling interests for $57 million (2022 – $123 million), of which $32 million (2022 – $86 million) was charged to amounts recorded in owners’ equity for contributed surplus and the balance was charged to non-controlling interests.

Schedule of summarized financial information of Subsidiary

As at, or for the years ended, December 31 (millions) [1]	2023	2022
Statement of financial position
Current assets	$1,122	$926
Non-current assets	$5,395	$3,875
Current liabilities	$990	$733
Non-current liabilities	$2,829	$1,581
Statement of income and other comprehensive income
Revenue and other income	$3,682	$3,214
Net income	$72	$235
Comprehensive income	$14	$327
Statement of cash flows
Cash provided by operating activities	$492	$519
Cash used by investing activities	$(1,273)	$(156)
Cash provided (used) by financing activities	$780	$(342)

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.